UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/00

Check here if Amendment [ X]; Amendment Number: 001
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     (713) 961-0462

Signature, Place, and Date of Signing:

          ,


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     84

Form13F Information Table Value Total:     885932


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         Common              002824100      749    21100 X                                21100        0        0
Ace Limited                 Common              G0070K103    24428   104739 X                                76269        0    28470
Adelphia Communications CL ACommon              006848105    32164   691702 X                               624958        0    66744
Allstate Corp.              Common              020002101      521    22405 X                                22405        0        0
Alltell Corp.               Common              020039103      266     4145 X                                 4039        0      106
American Express Co.        Common              025816109      224     1500 X                                 1500        0        0
American International GroupCommon              026874107      675     6210 X                                 6210        0        0
Amerisource (AAS)           Common              03071P102     2199   151645 X                                96520        0    55125
Astoria Financial Corp      Common              046265104    12935   502333 X                               440254        0    62079
AT&T                        Common              001957109     5537    95771 X                                95771        0        0
AT&T Corp. Cl A             Common              001957208     4676    80538 X                                80538        0        0
Auto Data Processing        Common              053015103     2147    45263 X                                45263        0        0
B M C Software Inc.         Common              055921100     8144   169450 X                               147409        0    22041
Beckman Coulter Inc         Common              075811109    29336   494072 X                               443394        0    50678
Black & Decker MFG Co       Common              091797100     2972    82420 X                                82420        0        0
Block H & R                 Common              093671105     3517    79250 X                                79250        0        0
Boeing                      Common              097023105     3167    81989 X                                81989        0        0
Boise Cascade               Common              097383103      501    15525 X                                15525        0        0
Broadwing Inc               Common              111620100    61538  1830135 X                              1671624        0   158511
Cabletron Systems Inc       Common              126920107     4062   135385 X                               117471        0    17914
Cablevision Systems         Common              12686C109    31914   547880 X                               501765        0    46116
Cendant Corporation         Common              151313103     1077    60260 X                                60260        0        0
Centurytel Inc              Common              156686107    20773   561440 X                               500265        0    61175
Charter Communications-A    Common              16117M107     1590   105125 X                                86415        0    18710
Chevron Corp                Common              166751107     4543    49275 X                                49275        0        0
Citizens Utilities Co -CL B Common              177342201    16030  1005790 X                               870474        0   135317
Clearnet Communications Cl ACommon              184902104    12587   306091 X                               243935        0    62156
Colonial Bancgroup          Common              195493309      853    79855 X                                59493        0    20362
Countrywide Credit Inds Inc Common              222372104     1917    71815 X                                44129        0    27686
Danaher Corp                Common              235851102      200     4000 X                                 4000        0        0
Dial Corp (new)             Common              25247D101     6488   494295 X                               446806        0    47489
Diebold Incorporated        Common              253651103    23246   911615 X                               829033        0    82582
Disney Walt Co.             Common              254687106     3727    91040 X                                91040        0        0
Dow Chemical                Common              260543103     1150     9870 X                                 9870        0        0
Dura Pharmaceuticals        Common              266325109    33214  2753488 X                              2470186        0   283302
Earthlink Inc.              Common              270321102      733    37135 X                                30225        0     6910
Elan Corp PLC - SPONS  ADR  Common              284131208     7898   169160 X                               166127        0     3033
Equifax                     Common              294429105     2439    98810 X                                75315        0    23495
First Data Corp.            Common              319963104     2627    59200 X                                59200        0        0
GATX Corporation            Common              361448103     5599   156080 X                               126320        0    29760
General Electric            Common              369604103     6072    38250 X                                38250        0        0
Global Crossing Ltd         Common              G3921A100    38357   885577 X                               806587        0    78990
Greenpoint Financial        Common              395384100     1179    61450 X                                61450        0        0
GTE Corp                    Common              362320103     4804    67788 X                                67788        0        0
Harley Davidson             Common              412822108     5556    70726 X                                70726        0        0
Hewlett-Packard             Common              428236103     2482    18985 X                                18985        0        0
Honeywell Inc               Common              438506107     3864    75038 X                                75038        0        0
I B M                       Common              459200101     2895    23629 X                                23629        0        0
IMS Health                  Common              449934108    21320  1301990 X                              1160018        0   141972
Johnson & Johnson           Common              478460104     2800    39476 X                                39476        0        0
Lehman Bros Holdings Inc    Common              524908100     7027    70265 X                                70265        0        0
Liberty Corp.               Common              530370105     4259   115300 X                                91469        0    23831
Longs Drug Stores           Common              543162101      790    36730 X                                25366        0    11364
Manpower Inc. Wis           Common              56418H100      492    15245 X                                15245        0        0
MCI Worldcom Inc.           Common              55268B106      305     7175 X                                 6641        0      534
MGIC Investment             Common              552848103     1260    28405 X                                28405        0        0
Minnesota Mining & Mfg Co   Common              604059105      221     2480 X                                 2480        0        0
Motorola Inc                Common              65332V103      475     3300 X                                 3300        0        0
Mylan Labs                  Common              628530107      547    20970 X                                20970        0        0
Nextel Communications       Common              65332V103    43233   292072 X                               271300        0    20772
Pactiv Corporation          Common              695257105      252    29485 X                                19051        0    10434
Paxson Communications       Common              704231109     3181   407225 X                               333983        0    73242
Pepsi Bottling              Common              713409100     1577    81940 X                                58446        0    23494
Price Communications Corp   Common              741437305    27130  1222740 X                              1110089        0   112651
Readers Digest Cl A         Common              755267101      247     7380 X                                 7380        0        0
Reliastar Financial         Common              75952U103    20188   629650 X                               558701        0    70949
Rhythms Netconnections      Common              762430205      267     9035 X                                 6341        0     2694
Rural Cellular Corp.        Common              781904107    17714   288620 X                               260522        0    28098
Schlumberger                Common              806857108     3574    45970 X                                45970        0        0
Smithkline Beecham          Common              832378301     3567    55566 X                                55566        0        0
St. Jude Medical Inc.       Common              798049103    31173  1216515 X                              1085941        0   130574
Telephone & Data Systems    Common              879433100    45454   408573 X                               366224        0    42349
Texas Instruments           Common              882508104    13340    81717 X                                81717        0        0
Time Warner Inc             Common              887315109      664     7325 X                                 7325        0        0
Transocean Sedco            Common              G90078109      384     7838 X                                 7838        0        0
Trizetto Group              Common              896882107    10526   314195 X                               197077        0   117118
United Global  COM IN CL A  Common              913247508     7955   115500 X                                81720        0    33780
US Cellular Corp            Common              911684108     1028    14630 X                                14258        0      372
Viatel Inc.                 Common              925529208    59924  1100790 X                               986563        0   114227
Voicestream Wireless Corp   Common              928615103    44954   350175 X                               318422        0    31753
Washington Mutual           Common              939322103    17558   653316 X                               609461        0    43855
Watson Pharmaceutical Inc   Common              942683103    23194   618505 X                               536689        0    81816
Western Wireless . Cl A     Common              95988E204    14866   358765 X                               285896        0    72869
Winstar Communications Inc. Common              975515107    10914   185762 X                               173474        0    12288